As filed with the Securities and Exchange Commission on May 26, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21897

Manager Directed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas J. Neilson, President
Manager Directed Portfolios
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 287-3101

Date of fiscal year end:  June 30, 2017

Date of reporting period:  March 31, 2017

Item 1. Schedules of Investments.

Hood River Small-Cap Growth Fund
Schedule of Investments
March 31, 2017 (Unaudited)
	Number of Shares	Value
COMMON STOCKS - 96.5%
CONSUMER DISCRETIONARY - 13.4%
Auto Components - 1.3%
LCI Industries	23,573	$2,352,586
Workhorse Group, Inc. (a)	61,840	162,639
		2,515,225
Distributors - 0.8%
Pool Corp.	12,897	1,538,999

Diversified Consumer Services - 3.4%
Chegg, Inc. (a)	221,987	1,873,571
Grand Canyon Education, Inc. (a)	31,220	2,235,664
Laureate Education, Inc. (a)	177,660	2,535,208
		6,644,443
Hotels, Restaurants & Leisure - 1.6%
Red Robin Gourmet Burgers, Inc. (a)	52,234	3,053,077

Household Durables - 0.8%
iRobot Corp. (a)	24,600	1,627,044

Leisure Products - 2.7%
Brunswick Corp.	61,798	3,782,037
Nautilus, Inc. (a)	88,967	1,623,648
		5,405,685
Specialty Retail - 2.8%
Genesco, Inc. (a)	38,862	2,154,898
MarineMax, Inc. (a)	69,597	1,506,775
Zumiez, Inc. (a)	106,282	1,944,961
		5,606,634
TOTAL CONSUMER DISCRETIONARY (Cost $22,867,088)		26,391,107

CONSUMER STAPLES - 0.6%
Food & Staples Retailing - 0.6%
Smart & Final Stores, Inc. (a)	89,222	1,079,586
TOTAL CONSUMER STAPLES (Cost $1,343,317)		1,079,586

ENERGY - 0.8%
Energy Equipment & Services - 0.8%
Patterson-UTI Energy, Inc.	65,600	1,592,112
TOTAL ENERGY (Cost $1,902,008)		1,592,112

FINANCIALS - 6.9%
Banks - 5.4%
Bank of the Ozarks, Inc.	55,549	2,889,104
Webster Financial Corp.	55,952	2,799,838
Western Alliance Bancorp (a)	102,847	5,048,759
		10,737,701
Insurance - 1.5%
James River Group Holdings Ltd. (c)	36,848	1,579,305
Kinsale Capital Group, Inc.	42,954	1,376,246
		2,955,551
TOTAL FINANCIALS (Cost $11,651,198)		13,693,252

HEALTH CARE - 21.0%
Biotechnology - 3.7%
Agios Pharmaceuticals, Inc. (a)	16,742	977,733
Ligand Pharmaceuticals, Inc. (a)	15,452	1,635,440
MacroGenics, Inc. (a)	81,098	1,508,423
Neurocrine Biosciences, Inc. (a)	15,497	671,020
Prothena Corp. PLC (a)(c)	26,545	1,480,945
Ultragenyx Pharmaceutical, Inc. (a)	15,572	1,055,470
		7,329,031
Health Care Equipment & Supplies - 5.6%
Integra LifeSciences Holdings Corp. (a)	114,114	4,807,623
NuVasive, Inc. (a)	84,677	6,323,678
		11,131,301
Health Care Providers & Services - 7.0%
AMN Healthcare Services, Inc. (a)	61,212	2,485,207
LHC Group, Inc. (a)	36,292	1,956,139
Teladoc, Inc. (a)	96,679	2,416,975
Tivity Health, Inc. (a)	148,210	4,312,911
WellCare Health Plans, Inc. (a)	19,410	2,721,476
		13,892,708
Health Care Technology - 1.4%
Tabula Rasa HealthCare, Inc. (a)	108,737	1,465,775
Vocera Communications, Inc. (a)	50,166	1,245,622
		2,711,397
Life Sciences Tools & Services - 3.3%
Charles River Laboratories International, Inc. (a)	37,094	3,336,606
PRA Health Sciences, Inc. (a)	48,849	3,186,420
		6,523,026
TOTAL HEALTH CARE (Cost $36,051,705)		41,587,463

INDUSTRIALS - 19.3%
Aerospace & Defense - 1.3%
Hexcel Corp.	47,727	2,603,508

Building Products - 1.2%
Patrick Industries, Inc. (a)	21,493	1,523,853
PGT Innovations, Inc. (a)	81,332	874,319
		2,398,172
Construction & Engineering - 4.9%
MasTec, Inc. (a)	152,331	6,100,857
Quanta Services, Inc. (a)	94,358	3,501,625
		9,602,482
Electrical Equipment - 1.5%
Energous Corp. (a)	187,643	2,927,231

Professional Services - 3.5%
Navigant Consulting, Inc. (a)	83,037	1,898,226
On Assignment, Inc. (a)	102,381	4,968,550
		6,866,776
Road & Rail - 3.1%
Old Dominion Freight Line, Inc.	39,881	3,412,617
Swift Transportation Co. (a)	128,829	2,646,148
		6,058,765
Trading Companies & Distributors - 3.3%
Beacon Roofing Supply, Inc. (a)	55,762	2,741,260
BMC Stock Holdings, Inc. (a)	117,498	2,655,455
DXP Enterprises, Inc. (a)	30,811	1,166,812
		6,563,527
Transportation Infrastructure - 0.5%
Macquarie Infrastructure Corp.	13,588	1,094,921
TOTAL INDUSTRIALS (Cost $31,901,262)		38,115,382

INFORMATION TECHNOLOGY - 27.3%
Communications Equipment - 1.9%
Applied Optoelectronics, Inc. (a)	27,860	1,564,339
Finisar Corp. (a)	43,124	1,179,010
Radware Ltd. (a)(c)	60,438	976,678
		3,720,027
Electronic Equipment, Instruments & Components - 3.2%
Airgain, Inc. (a)	48,271	731,788
Coherent, Inc. (a)	17,659	3,631,397
Orbotech Ltd. (a)(c)	56,146	1,810,709
Uni-Pixel, Inc. (a)	127,472	108,351
		6,282,245
Internet Software & Services - 4.6%
Brightcove, Inc. (a)	78,557	699,157
Carbonite, Inc. (a)	48,435	983,230
CoStar Group, Inc. (a)	6,804	1,409,925
Five9, Inc. (a)	170,834	2,811,928
Limelight Networks, Inc. (a)	378,513	976,564
LogMeIn, Inc.	13,367	1,303,282
TrueCar, Inc. (a)	64,478	997,475
		9,181,561
IT Services - 2.0%
CACI International, Inc. (a)	10,005	1,173,586
Euronet Worldwide, Inc. (a)	16,327	1,396,285
Presidio, Inc. (a)	95,220	1,474,482
		4,044,353
Semiconductors & Semiconductor Equipment - 12.2%
Advanced Micro Devices, Inc. (a)	526,497	7,660,531
Axcelis Technologies, Inc. (a)	112,440	2,113,872
AXT, Inc. (a)	137,451	797,216
FormFactor, Inc. (a)	144,539	1,712,787
Impinj, Inc. (a)	79,449	2,404,921
MagnaChip Semiconductor Corp. (a)	179,087	1,710,281
Microsemi Corp. (a)	77,552	3,996,254
Nanometrics, Inc. (a)	72,510	2,208,655
Ultratech, Inc. (a)	47,961	1,420,605
		24,025,122
Software - 3.4%
Callidus Software, Inc. (a)	216,770	4,628,040
Digimarc Corp. (a)	42,392	1,144,584
Proofpoint, Inc. (a)	12,764	949,131
		6,721,755
TOTAL INFORMATION TECHNOLOGY (Cost $40,236,717)		53,975,063

MATERIALS - 4.5%
Chemicals - 1.0%
Ingevity Corp. (a)	32,627	1,985,353

Construction Materials - 1.2%
US Concrete, Inc. (a)	36,330	2,345,102

Containers & Packaging - 1.4%
Berry Plastics Group, Inc. (a)	58,944	2,862,910

Metals & Mining - 0.9%
Century Aluminum Co. (a)	138,838	1,761,854
TOTAL MATERIALS (Cost $8,088,937)		8,955,219

REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.1%
The GEO Group, Inc.	56,062	2,599,595
Tier REIT, Inc.	86,576	1,502,959
TOTAL REAL ESTATE (Cost $3,907,746)		4,102,554

TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
Boingo Wireless, Inc. (a)	93,702	1,217,189
TOTAL TELECOMMUNICATION SERVICES (Cost $1,095,204)		1,217,189
TOTAL COMMON STOCKS (Cost $159,045,182)		190,708,927

RIGHTS - 0.0%
Dyax Corp. - Contingent Value Rights (a)(d)(e)	26,407	0
TOTAL RIGHTS (Cost $0)		0

SHORT-TERM INVESTMENTS - 2.7%
MONEY MARKET FUNDS - 2.7%
First American Treasury Obligations Fund - Class Z, 0.60% (b)	5,422,367	5,422,367
TOTAL SHORT-TERM INVESTMENTS (Cost $5,422,367)		5,422,367
TOTAL INVESTMENTS (Cost $164,467,549) - 99.2%		196,131,294
Other Assets in Excess of Liabilities - 0.8%		1,603,248
TOTAL NET ASSETS - 100.00%		$197,734,542

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day yield as of March 31, 2017.
(c)	U.S. traded security of a foreign issuer or corporation.
(d)	Illiquid security; a security may be considered illiquid if it lacks a readily available market. As of March 31, 2017, the value of these securities was $0 or 0.00% of total net assets.
(e)	Security valued at fair value using methods determined in good faith by or at the direction of members of the Valuation Committee.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by Hood River Capital Management LLC.

Federal Income Tax Information
The cost basis of investments for federal income tax purposes at March 31, 2017 (Unaudited) was as follows:

Hood River
Small-Cap Growth
Fund*
Cost of investments	$164,467,549
Gross unrealized appreciation	34,881,657
Gross unrealized depreciation	(3,217,912)
Net unrealized appreciation	$31,663,745

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at March 31, 2017 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 -	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.
Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share and will be classified in level 1 of the fair value hierarchy.

New Accounting Pronouncement: In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules
(together, "final rules") intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Manager Directed Portfolios (the "Trust")
which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund's administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value, by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume, and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund's securities as of March 31, 2017:

	Level 1	Level 2	Level 3		Total
Common Stocks
Consumer Discretionary	$26,391,107	$-	$-		$26,391,107
Consumer Staples	1,079,586	-	-		1,079,586
Energy	1,592,112	-	-		1,592,112
Financials	13,693,252	-	-		13,693,252
Health Care	41,587,463	-	-		41,587,463
Industrials	38,115,382	-	-		38,115,382
Information Technology	53,975,063	-	-		53,975,063
Materials	8,955,219	-	-		8,955,219
Real Estate	4,102,554	-	-		4,102,554
Telecommunication Services	1,217,189	-	-		1,217,189
Total Common Stocks	190,708,927	-	-		190,708,927
Rights	-	-	-	*	-
Short-Term Investments	5,422,367	-	-		5,422,367
Total Investments in Securities	$196,131,294	$-	$-		$196,131,294

* Rights were issued in conjunction with a corporate action.

Refer to the Fund's Schedule of Investments for a detailed breakout of securities by industry classification. Transfers between levels are recognized at the end of the reporting period. The Fund recognized no transfers beween levels. There was one level 3 security held in the Fund on March 31, 2017.

Level 3 Reconciliation Disclosure
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments
in Securities,
at Value
Balance as of June 30, 2016	$-
Accrued discounts/premiums	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	-
Purchases	-
(Sales)	-
Transfer in and/or out of level 3	-
Balance as of March 31, 2017	$-

Change in unrealized appreciation/depreciation during the period for
level 3 investments held at March 31, 2017	$-

The level 3 investments as of March 31, 2017 represented 0.00% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Manager Directed Portfolios

By (Signature and Title)*  /s/ Doublas J. Neilson
 Douglas J. Neilson, President

Date  May 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Douglas J. Neilson
  Douglas J. Neilson, President

Date  May 22, 2017

By (Signature and Title)*  /s/ Matthew J. McVoy
  Matthew J. McVoy, Treasurer

Date  May 22, 2017
* Print the name and title of each signing officer under his or her signature.